Parent Only Information (Tables)	12 Months Ended
Dec. 31, 2022
Parent Only Information [Abstract]
Schedule of condensed balance sheets
	As of December 31, 2021	As of December 31, 2022
	US$	US$
Assets
Cash	3,311	9,376
Amount due from subsidiaries and VIE	—	—
Accounts receivable	1,174	57
Other receivables	—	474
Amounts due from related parties	7,400	16,407
Long-term investment	100	50
Investments in subsidiaries and VIE	—	—
Cryptocurrencies	4	18
Operating lease right-of-use assets	43	27
Total Assets	12,032	26,409
Accounts payable	1,259	163
Accrued payroll	—	60
Operating lease liabilities-current	17	11
Operating lease liabilities-non-current	27	17
Investments in subsidiaries and VIE	—	5,844
Total Liabilities	1,303	6,095
Mezzanine equities	12,473	—
Equity:
*Class A Ordinary shares ($0.0001 par value; 330,369,366 shares authorized, 13,315,903 and 2,544,148 shares issued and outstanding in December 31, 2022 and December 31, 2021)	1	1
*Class B Ordinary shares ($0.0001 par value; 9,630,634 shares authorized and outstanding in December 31, 2022 and December 31, 2021)	1	1
Subscription receivable	(9)	—
Additional paid-in capital	12,928	46,030
Statutory reserves	—	—
Accumulated deficit	(14,747)	(25,257)
Accumulated other comprehensive income/(loss)	82	(461)
Total equity	(1,744)	20,314
Total Liabilities and Equity	12,032	26,409

*        The shares and per share data are presented on a retroactive basis to reflect the reorganization.

Schedule of condensed statements of operations
	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Revenue	—	2,527	2,608
Cost of revenue	—	(2,302)	(2,268)
General and administrative expenses	—	(508)	(3,502)
Sales and marketing expenses	—	(14,464)	(150)
R&D expenses			(6)
Asset impairment loss			(19)
Other expense, net			(885)
Share of income/(loss) from subsidiaries and VIE	403	(909)	(4,623)
Net income/(loss)	403	(15,656)	(8,845)

Schedule of condensed statements of cash flows
	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Cash flows used in operating activities	—	(209)	(4,579)
Investment in subsidiaries and VIE	(2,923)	(7,500)	—
Collection of due from/(increase in due from) subsidiaries and VIE	—	2,828	(9,007)
Cash flows used in investing activities	(2,923)	(4,672)	(9,007)
Proceeds from issuance of redeemable preferred shares	2,923	8,191	—
Reverse Recapitalization	—	—	19,652
Cash flows from financing activities	2,923	8,191	19,652
Effect of exchange rate changes	—	—	—
Net change in cash and cash equivalents	—	3,310	6,066
Cash and cash equivalents at beginning of the period	—	—	3,310
Cash and cash equivalents at end of the period	—	3,310	9,376